Schedule of investments
Delaware VIP® Trust  —  Delaware VIP Opportunity Series
March 31, 2021 (Unaudited)
	Number of shares	Value (US $)
Common Stock — 99.39%
Basic Materials — 8.44%
Balchem	4,009	$502,769
Boise Cascade	8,495	508,256
Ferro †	13,973	235,585
Huntsman	40,679	1,172,775
Kaiser Aluminum	8,784	970,632
Minerals Technologies	13,809	1,040,094
Neenah	16,095	826,961
Reliance Steel & Aluminum	9,025	1,374,417
Worthington Industries	16,556	1,110,742
		7,742,231
Business Services — 4.19%
ABM Industries	12,294	627,117
Aramark	19,878	750,991
ASGN †	9,542	910,688
Casella Waste Systems Class A †	4,919	312,701
US Ecology †	13,240	551,314
WillScot Mobile Mini Holdings †	24,956	692,529
		3,845,340
Capital Goods — 12.96%
Ameresco Class A †	6,271	304,959
Barnes Group	7,384	365,803
BWX Technologies	10,309	679,775
Carlisle	2,046	336,731
Columbus McKinnon	4,914	259,263
ESCO Technologies	5,194	565,575
Federal Signal	9,203	352,475
Gates Industrial †	19,765	316,042
Generac Holdings †	1,362	445,987
Graco	7,669	549,254
Jacobs Engineering Group	6,901	892,092
Kadant	3,857	713,583
KBR	12,589	483,292
Lincoln Electric Holdings	4,736	582,244
MasTec †	7,110	666,207
Oshkosh	7,358	873,100
Quanta Services	12,654	1,113,299
Rexnord	16,197	762,717
Tetra Tech	3,138	425,889
United Rentals †	726	239,079
WESCO International †	3,534	305,797
Woodward	5,438	655,986
		11,889,149
	Number of shares	Value (US $)
Common Stock (continued)
Consumer Discretionary — 6.05%
American Eagle Outfitters	30,513	$892,200
At Home Group †	14,337	411,472
BJ's Wholesale Club Holdings †	8,576	384,719
Dick's Sporting Goods	10,031	763,861
Five Below †	5,259	1,003,364
Malibu Boats Class A †	12,465	993,211
Sonic Automotive Class A	3,531	175,032
Steven Madden	24,799	924,011
		5,547,870
Consumer Services — 3.91%
Allegiant Travel †	3,171	773,914
Brinker International †	6,014	427,355
Chuy's Holdings †	8,822	390,991
Jack in the Box	6,109	670,646
Texas Roadhouse †	6,362	610,371
Wendy's	35,111	711,349
		3,584,626
Consumer Staples — 3.06%
Casey's General Stores	5,052	1,092,192
Helen of Troy †	1,921	404,678
J & J Snack Foods	5,201	816,713
YETI Holdings †	6,787	490,089
		2,803,672
Credit Cyclicals — 2.94%
BorgWarner	14,894	690,486
KB Home	9,682	450,503
La-Z-Boy	9,837	417,876
Taylor Morrison Home †	13,635	420,094
Toll Brothers	12,723	721,776
		2,700,735
Energy — 2.21%
Diamondback Energy	20,970	1,541,085
Patterson-UTI Energy	7,331	52,270
PDC Energy †	12,524	430,826
		2,024,181
Financial Services — 15.68%
Axis Capital Holdings	13,722	680,200
Comerica	7,249	520,043
East West Bancorp	16,112	1,189,066
Essent Group	16,251	771,760
First Financial Bancorp	30,456	730,944
Great Western Bancorp	16,604	502,935
Hamilton Lane Class A	4,114	364,336

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Schedule of investments
Delaware VIP® Trust  —  Delaware VIP Opportunity Series
	Number of shares	Value (US $)
Common Stock (continued)
Financial Services (continued)
Independent Bank Group	8,460	$611,150
Kemper	8,920	711,102
NMI Holdings Class A †	19,694	465,566
Primerica	5,038	744,717
Reinsurance Group of America	5,689	717,099
Selective Insurance Group	9,522	690,726
South State	8,869	696,305
Sterling Bancorp	27,492	632,866
Stifel Financial	14,454	925,923
Umpqua Holdings	41,097	721,252
Valley National Bancorp	47,581	653,763
Webster Financial	17,172	946,349
Western Alliance Bancorp	3,867	365,200
WSFS Financial	14,852	739,481
		14,380,783
Healthcare — 13.18%
Agios Pharmaceuticals †	11,185	577,593
Amicus Therapeutics †	41,826	413,241
Bio-Techne	3,255	1,243,182
Blueprint Medicines †	6,908	671,665
Catalent †	10,419	1,097,225
ChemoCentryx †	11,024	564,870
Encompass Health	10,786	883,373
Exact Sciences †	2,776	365,821
Halozyme Therapeutics †	16,372	682,549
ICON †	3,905	766,825
Intercept Pharmaceuticals †	6,982	161,145
Ligand Pharmaceuticals †	4,409	672,152
Natera †	6,482	658,182
Neurocrine Biosciences †	8,125	790,156
Quidel †	3,272	418,587
Repligen †	4,885	949,693
Supernus Pharmaceuticals †	14,855	388,904
Ultragenyx Pharmaceutical †	6,867	781,877
		12,087,040
Media — 1.15%
Cinemark Holdings †	19,209	392,056
Interpublic Group of Companies	22,798	665,701
		1,057,757
	Number of shares	Value (US $)
Common Stock (continued)
Real Estate Investment Trusts — 5.88%
American Assets Trust	9,064	$294,036
Brixmor Property Group	30,274	612,443
Camden Property Trust	6,272	689,355
Cousins Properties	19,974	706,081
DiamondRock Hospitality †	26,069	268,511
First Industrial Realty Trust	13,181	603,558
Kite Realty Group Trust	24,197	466,760
Lexington Realty Trust	35,735	397,016
Life Storage	5,546	476,679
Pebblebrook Hotel Trust	14,725	357,670
Physicians Realty Trust	29,807	526,690
		5,398,799
Technology — 14.92%
Blackline †	2,551	276,528
Box Class A †	10,160	233,274
Brooks Automation	8,207	670,102
Bumble Class A †	75	4,679
Chegg †	6,511	557,732
ExlService Holdings †	10,258	924,861
Guidewire Software †	4,054	412,008
Ichor Holdings †	4,660	250,708
II-VI †	11,836	809,227
J2 Global †	6,356	761,830
LendingTree †	2,358	502,254
MACOM Technology Solutions Holdings †	9,643	559,487
MaxLinear †	19,966	680,441
Medallia †	13,943	388,870
NETGEAR †	11,105	456,416
Paycom Software †	522	193,171
Proofpoint †	6,960	875,498
PTC †	9,028	1,242,704
Rapid7 †	6,621	493,993
Semtech †	8,023	553,587
Silicon Laboratories †	1,792	252,797
Sprout Social Class A †	3,129	180,731
SS&C Technologies Holdings	5,758	402,312
Tyler Technologies †	411	174,482
Upwork †	4,217	188,795
Varonis Systems †	4,503	231,184
WNS Holdings ADR †	12,147	879,929
Yelp †	13,612	530,868
		13,688,468

2    NQ-FL4 [3/21] 5/21 (1643234)

	Number of shares	Value (US $)
Common Stock (continued)
Transportation — 1.77%
Knight-Swift Transportation Holdings	22,379	$1,076,206
Werner Enterprises	11,706	552,172
		1,628,378
Utilities — 3.05%
Black Hills	8,016	535,228
NorthWestern	12,649	824,715
South Jersey Industries	28,892	652,382
Spire	10,671	788,480
		2,800,805
Total Common Stock (cost $70,005,613)		91,179,834

Short-Term Investments — 0.90%
Money Market Mutual Funds — 0.90%
BlackRock FedFund – Institutional Shares (seven-day effective yield 0.01%)	205,619	205,619
Fidelity Investments Money Market Government Portfolio – Class I (seven-day effective yield 0.01%)	205,619	205,619
GS Financial Square Government Fund – Institutional Shares (seven-day effective yield 0.03%)	205,619	205,619
Morgan Stanley Government Portfolio – Institutional Share Class (seven-day effective yield 0.00%)	205,619	205,619
Total Short-Term Investments (cost $822,476)		822,476

Total Value of Securities—100.29% (cost $70,828,089)		92,002,310
Liabilities Net of Receivables and Other Assets—(0.29%)		(263,033)
Net Assets Applicable to 4,791,527 Shares Outstanding—100.00%		$91,739,277
†	Non-income producing security.
Summary of abbreviations:
ADR – American Depositary Receipt
GS – Goldman Sachs
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